FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Financial Income (Expenses)
Financial income (expenses):

	Year ended December 31,
	2016	2015	2014

Financial income:
Interest	$2	$18	$3
Remeasurement of derivatives	22	578	1,025
Foreign currency translation adjustments	-	255	-

	24	851	1,028
Financial expenses:
Interest	(3,172)	(2,658)	(2,109)
Foreign currency translation adjustments	(218)	-	(70)

	(3,390)	(2,658)	(2,179)

	$(3,366)	$(1,807)	$(1,151)